advance billings and customer deposits (Tables)	12 Months Ended
Dec. 31, 2017
advance billings and customer deposits
Disclosure of advance billings and customer accounts
As at December 31 (millions)	2017	2016
Advance billings	$747	$697
Deferred customer activation and connection fees	13	17
Customer deposits	21	15
Regulatory deferral accounts	1	8

	$782	$737